Equity (Tables)	12 Months Ended
Dec. 31, 2023
Stockholders' Equity Note [Abstract]
Schedule of stock option activity

	Number of Options	Weighted Average Exercise Price
Options outstanding as of December 31, 2022	1,619,559	$27.62
Granted	66,811	13.99
Exercised	(2,898)	3.57
Forfeited	(322,820)	54.20
Options outstanding as of December 31, 2023	1,360,652	$20.67
Options exercisable as of December 31, 2023	1,013,621	$22.25

Schedule of Stock Options Outstanding

		Options Outstanding			Options Exercisable
Range of Exercise Prices		Outstanding options at December 31, 2023	Weighted- Average Remaining Contractual Life in Years	Weighted- Average Exercise Price	Exercisable options at December 31, 2023	Weighted-Average Exercise Price
$3.52	$19.61	523,052	6.68	$16.11	176,021	$16.22
$19.66	$22.28	584,275	3.56	20.42	584,275	20.42
$22.47	$103.36	253,059	2.75	30.57	253,059	30.57
$114.03	$114.11	266	0.42	114.08	266	114.08
		1,360,652	4.61	$20.67	1,013,621	$22.25

Aggregate intrinsic value (U.S. $ in thousands)		$121			$90

Schedule of Stock Option Assumptions

	2023			2022			2021
Risk-free interest rate	4.1%	—	4.7%	3.6%	—	3.9%	1.3%	—	1.3%
Expected option term (years)	5.5			5.5			5.1
Expected share price volatility	61.0%	—	61.2%	60.3%	—	61.4%	58.7%	—	58.7%
Dividend yield	—			—			—
Weighted average grant date fair value	$9.75			$7.42			$14.75

Schedule of RSUs and PSUs activity

	Number of RSUs and PSUs	Weighted Average Grant Date Fair Value
Unvested RSUs and PSUs outstanding as of December 31, 2022	3,496,099	$23.98
Granted	2,384,995	13.27
Vested	(1,676,389)	22.96
Forfeited	(362,473)	22.14
Unvested RSUs and PSUs outstanding as of December 31, 2023	3,842,232	$17.95

Schedule of stock-based compensation expense

	2023	2022	2021
	(U.S. $ in thousands)
Cost of revenues	$3,701	$4,082	$3,093
Research and development, net	7,932	7,113	6,564
Selling, general and administrative	19,981	22,266	21,320
	$31,614	$33,461	$30,977

Schedule of accumulated other comprehensive loss

	December 31, 2023
	Net unrealized gain (loss) on cash flow hedges	Foreign currency translation adjustments	Total
	U.S. $ in thousands

Balance as of January 1, 2023	$(299)	$(12,519)	$(12,818)
Other comprehensive loss before reclassifications	(1,797)	3,650	1,853
Amounts reclassified from accumulated other comprehensive loss	3,886	—	3,886
Other comprehensive income (loss), net of tax	2,089	3,650	5,739
Balance as of December 31, 2023	$1,790	$(8,869)	$(7,079)

	December 31, 2022
	Net unrealized gain (loss) on cash flow hedges	Foreign currency translation adjustments	Total
	U.S. $ in thousands

Balance as of January 1, 2022	$1,572	$(10,343)	$(8,771)
Other comprehensive loss before reclassifications	(1,566)	(2,176)	(3,742)
Amounts reclassified from accumulated other comprehensive loss	(305)	—	(305)
Other comprehensive income (loss), net of tax	(1,871)	(2,176)	(4,047)
Balance as of December 31, 2022	$(299)	$(12,519)	$(12,818)

	December 31, 2021
	Net unrealized gain (loss) on cash flow hedges	Foreign currency translation adjustments	Total
	U.S. $ in thousands

Balance as of January 1, 2021	$(1,673)	$(7,173)	$(8,846)
Other comprehensive loss before reclassifications	3,668	(2,603)	1,065
Amounts reclassified from accumulated other comprehensive loss	(423)	(567)	(990)
Other comprehensive income (loss), net of tax	3,245	(3,170)	75
Balance as of December 31, 2021	$1,572	$(10,343)	$(8,771)